SEGMENT INFORMATION	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 20 – SEGMENT INFORMATION

The Company follows the guidance of ASC 280, “Segment Reporting,” which establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure. The Company uses the management approach to determine reportable operating segments. The Company has determined that it has four reportable operating segments: (i) clean-energy equipment; (ii) digitalization and integration equipment; (iii) new energy; and (iv) oil and gas engineering technical services. These segments are organized based on the nature of products and services offered and the way they are managed. The Company currently sells its products primarily within China, consequently no segment information based on geography is disclosed.

Chief Operating Decision Maker (“CODM”)

The Company’s Chief Executive Officer (“CEO”) has been identified as the CODM. The CEO reviews segment operating results, including segment revenues, total cost of revenues and gross profit on a quarterly and annual basis to evaluate the performance of each operating segment and make decisions about the allocation of resources to individual segments. The CODM uses gross profit as the primary measure of segment profit or loss for all four reportable segments.

Significant Expense Categories Reviewed by the CODM

For each reportable segment, on a quarterly basis, the CODM reviews the main reasons for period-to-period (and actual vs. prior) fluctuations in total cost of revenues and evaluates their impact on gross margin.

The CODM does not allocate any of the following corporate expenses: selling and marketing expenses, general and administrative expenses, provision for expected credit losses, research and development expenses, interest expense, and income taxes in his evaluation of the quarterly and annual segment operating results as such expenses are managed and reviewed at the consolidated level.

Segment Information

The tables below summarize the Company’s segment operating results for the six months ended March 31, 2026 and 2025:

	Six Months Ended March 31, 2026
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$10,412,332	$2,226,141	$6,454,584	$1,885,371	$20,978,428
Cost of revenues	6,842,781	2,064,862	6,276,614	569,343	15,753,600
Gross profit	$3,569,551	$161,279	$177,970	$1,316,028	$5,224,828

	Six Months Ended March 31, 2025
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$13,196,043	$2,629,399	$10,337,148	$2,032,694	$28,195,284
Cost of revenues	10,528,452	2,032,358	10,178,056	517,387	23,256,253
Gross profit	$2,667,591	$597,041	$159,092	$1,515,307	$4,939,031

Reconciliation of Segment Profit (Gross Profit) to Consolidated Income Before Income Taxes

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Total segment profit (gross profit)	$5,224,828	$4,939,031
Corporate expenses:
Selling and marketing expenses	(1,535,890)	(635,306)
General and administrative expenses	(2,133,900)	(3,045,282)
Provision for expected credit losses	(2,145,919)	(3,317,683)
Research and development expenses	(97,448)	(163,008)
Total operating expenses	(5,913,157)	(7,161,279)
Loss from operations	(688,329)	(2,222,248)
Other (expense) income, net	(1,265,584)	1,268,228
Income before income taxes	$(1,953,913)	(954,020)

Reconciliation of Segments’ assets to the Consolidated assets.

	March 31, 2026	September 30, 2025
	(Unaudited)
Clean-energy equipment	$54,895,295	$44,096,905
Digitalization and integration equipment	9,201,480	7,904,522
New energy production and operation	2,142,356	1,658,836
Oil and gas engineering technical services	37,180,355	23,558,598
Other corporate assets	31,641,977	46,535,830
Total assets	$135,061,463	$123,754,691

	March 31, 2026	September 30, 2025
	(Unaudited)
Total assets related to reportable segments	$103,419,486	$77,218,861
Other corporate assets	31,641,977	46,535,830
Elimination of intercompany balances	(64,802,908)	(54,422,059)
Total consolidated assets	$70,258,555	$69,332,632